Goodwill And Intangible Assets - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Intangible Assets [Line Items]
Goodwill pertaining to subsidiaries	$ 136
Cash flow projections, number of years	5 years
Research and development expense	$ 110	$ 116	$ 118
Software Technology Assets
Disclosure Of Intangible Assets [Line Items]
Useful life of software technology asset	3 years	3 years	8 years
Accelerated amortization expense			$ 3